Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets [abstract]
Contract assets, Beginning balance	$ 459	$ 367
Additions	237	129
Recognised as a deduction to revenue	(43)	(37)
Impairment reversals (note [6])	3
Repayments		(7)
Exchange and other adjustments	(6)	7
Current	38	35
Non-current	612	424
Contract assets, Ending balance	$ 650	$ 459